Shareholder Report, Average Annual Return (Details) 1014071_Putnam BDC Income ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	43 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam BDC Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam BDC Income ETF (NAV)
Average Annual Return, Percent	0.13%	14.62%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%	21.32%
S&P BDC Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P BDC Index
Average Annual Return, Percent	(1.87%)	11.22%